Notes Payable - Schedule of Movement of Notes Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement of Notes Payable [Abstract]
Beginning balance	$ 14,907	$ 8,471	$ 2,046
Additions	9,114	34,003	8,515
Repayments	(15,016)	(27,381)	(2,022)
Exchange rate effect	243	(186)	(68)
Total	$ 9,248	$ 14,907	$ 8,471